SHARE-BASED COMPENSATION (Details) - Equity Incentive Plan - Ordinary Shares	Sep. 30, 2013 shares
Maximum
SHARE-BASED COMPENSATION
Number of shares authorized for issuance under share-based payment arrangement	1,287,500
Board of Directors
SHARE-BASED COMPENSATION
Number of shares authorized for issuance under share-based payment arrangement	15,301,990